UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21519
Investment Company Act File Number

Eaton Vance Tax-Advantaged Global
Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks(1) — 102.6%

Security	Shares	Value
Capital Markets — 1.0%
Man Group PLC	550,000	$2,541,904

		$2,541,904

Chemicals — 1.8%
FMC Corp.	100,000	$4,864,000

		$4,864,000

Commercial Banks — 3.9%
PNC Financial Services Group, Inc.	125,000	$4,582,500
Wells Fargo & Co.	240,000	5,870,400

		$10,452,900

Commercial Services & Supplies — 2.1%
Waste Management, Inc.	198,000	$5,565,780

		$5,565,780

Computers & Peripherals — 2.7%
International Business Machines Corp.	60,000	$7,075,800

		$7,075,800

Construction & Engineering — 2.1%
Fluor Corp.	105,000	$5,544,000

		$5,544,000

Diversified Telecommunication Services — 6.6%
AT&T, Inc.	230,000	$6,032,900
Deutsche Telekom AG	400,000	5,131,922
Hellenic Telecommunications Organization SA	160,000	2,507,029
Telefonos de Mexico SA de CV ADR	200,000	3,162,000
Telkom South Africa, Ltd.	140,444	699,330

		$17,533,181

Electric Utilities — 6.4%
E.ON AG	145,000	$5,478,629
Enel SpA	1,000,000	5,434,317
Entergy Corp.	75,000	6,024,750

		$16,937,696

Energy Equipment & Services — 2.5%
Halliburton Co.	300,000	$6,627,000

		$6,627,000

Food Products — 2.9%
Nestle SA ADR	187,500	$7,702,500

		$7,702,500

Gas Utilities — 1.0%
Gas Natural SDG SA	145,000	$2,711,385

		$2,711,385

Health Care Providers & Services — 2.2%
Fresenius Medical Care AG & Co. KGaA	125,000	$5,741,076

		$5,741,076

Household Products — 2.0%
Kimberly-Clark de Mexico SA de CV	1,250,000	$5,204,785

		$5,204,785

Security	Shares	Value
Industrial Conglomerates — 1.8%
Siemens AG	60,000	$4,781,530

		$4,781,530

Insurance — 3.2%
Prudential Financial, Inc.	145,000	$6,419,150
Travelers Companies, Inc. (The)	47,000	2,024,290

		$8,443,440

IT Services — 1.5%
MasterCard, Inc., Class A	20,000	$3,880,600

		$3,880,600

Machinery — 4.2%
Illinois Tool Works, Inc.	125,000	$5,068,750
Parker Hannifin Corp.	90,000	3,985,200
Vallourec SA	15,153	1,993,897

		$11,047,847

Media — 6.1%
McGraw-Hill Cos., Inc. (The)	160,000	$5,016,000
Time Warner, Inc.	160,000	4,265,600
Vivendi SA	275,000	7,049,240

		$16,330,840

Metals & Mining — 10.4%
ArcelorMittal	72,000	$2,594,819
BHP Billiton, Ltd. ADR	130,000	8,184,800
KGHM Polska Miedz SA	95,000	2,825,560
Newmont Mining Corp.	60,000	2,481,000
United States Steel Corp.	145,000	5,763,750
Vale SA ADR	300,000	5,919,000

		$27,768,929

Multi-Utilities — 1.0%
National Grid PLC	300,000	$2,798,487

		$2,798,487

Multiline Retail — 2.3%
Target Corp.	140,000	$6,106,800

		$6,106,800

Oil, Gas & Consumable Fuels — 16.3%
Chevron Corp.	90,000	$6,252,300
Enbridge, Inc.	167,200	6,494,048
Exxon Mobil Corp.	72,000	5,068,080
Occidental Petroleum Corp.	105,000	7,490,700
StatoilHydro ASA	425,000	9,086,857
Total SA ADR	160,000	8,904,000

		$43,295,985

Personal Products — 1.1%
Avon Products, Inc.	92,500	$2,995,150

		$2,995,150

Pharmaceuticals — 10.4%
Bristol-Myers Squibb Co.	300,000	$6,522,000
Pfizer, Inc.	165,000	2,628,450
Roche Holding AG	40,000	6,305,875
Sanofi-Aventis SA	123,000	8,047,550
Teva Pharmaceutical Industries, Ltd. ADR	80,000	4,267,200

		$27,771,075

Security	Shares	Value
Software — 1.9%
Microsoft Corp.	215,000	$5,056,800

		$5,056,800

Specialty Retail — 1.0%
Home Depot, Inc.	100,000	$2,594,000

		$2,594,000

Textiles, Apparel & Luxury Goods — 2.4%
VF Corp.	100,000	$6,469,000

		$6,469,000

Tobacco — 1.8%
Philip Morris International, Inc.	100,000	$4,660,000

		$4,660,000

Total Common Stocks (identified cost $225,793,348)		$272,502,490

Preferred Stocks — 19.9%

Security	Shares	Value
Capital Markets — 1.3%
Morgan Stanley, 4.00%(2)	200,000	$3,370,000

		$3,370,000

Commercial Banks — 8.4%
Abbey National Capital Trust I, 8.963%(2)	750	$595,471
ABN AMRO North America Capital Funding Trust, 6.968%(2)(3)	950	419,188
BBVA International SA Unipersonal, 5.919%(2)	1,000	667,879
BNP Paribas, 7.195%(2)(3)	25	1,866,450
BNP Paribas Capital Trust, 9.003%(2)(3)	4,000	3,454,964
Credit Agricole SA/London, 6.637%(2)(3)	1,100	716,498
DB Contingent Capital Trust II, 6.55%	25,000	493,250
Den Norske Bank, 7.729%(2)(3)	3,600	2,928,028
JPMorgan Chase & Co., 7.90%(2)	2,500	2,433,630
Landsbanki Islands HF, 7.431%(2)(3)(4)	2,150	1,290
Lloyds Banking Group PLC, 6.657%(2)(3)	1,900	804,982
PNC Financial Services Group, Inc., Series F, 9.875%(2)	90,000	2,359,800
Royal Bank of Scotland Group PLC, 7.25%	26,852	420,234
Royal Bank of Scotland Group PLC, 7.64%(2)	9	437,586
Santander Finance Unipersonal, 6.50%	58,500	1,289,925
Standard Chartered PLC, 6.409%(2)(3)	11	704,804
Wells Fargo & Co., 7.50%	900	755,964
Wells Fargo & Co., 7.98%(2)	2,100	1,882,480

		$22,232,423

Diversified Financial Services — 1.1%
Bank of America Corp., 6.70%	58,000	$1,084,600
Bank of America Corp., Series I, 6.625%	46,000	845,940
CoBank, ACB, 11.00%(3)	20,000	943,030

		$2,873,570

Food Products — 0.4%
Dairy Farmers of America, 7.875%(3)	18,500	$1,205,969

		$1,205,969

Insurance — 6.0%
Aegon NV, 6.375%	95,000	$1,520,000
Arch Capital Group, Ltd., Series B, 7.875%	15,000	330,300
AXA SA, 6.379%(2)(3)	500	355,002
AXA SA, 6.463%(2)(3)	4,400	2,989,096
Endurance Specialty Holdings, Ltd., 7.75%	14,750	301,638

Security	Shares	Value
ING Capital Funding Trust III, 8.439%(2)	1,200	$831,086
ING Groep NV, 8.50%	57,739	1,257,555
MetLife, Inc., 6.50%	100,000	2,290,000
PartnerRe, Ltd., 6.50%	20,000	435,800
Prudential PLC, 6.50%	2,600	2,039,411
RenaissanceRe Holdings, Ltd., 6.08%	113,000	2,084,850
Zurich Regcaps Fund Trust VI, 1.214%(2)(3)	2,500	1,599,219

		$16,033,957

Oil, Gas & Consumable Fuels — 2.7%
Dominion Resources, Inc., 8.375%	100,000	$2,603,000
Kinder Morgan GP, Inc., 8.33%(2)(3)	5,000	4,612,812

		$7,215,812

Total Preferred Stocks (identified cost $63,329,020)		$52,931,731

Corporate Bonds & Notes — 5.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Agriculture — 0.3%
Bunge Ltd. Finance Corp., 5.10%, 7/15/15	$1,000	$940,167

		$940,167

Broadcasting and Cable — 0.5%
Time Warner Cable, Inc., 8.75%, 2/14/19	$1,000	$1,242,998

		$1,242,998

Commercial Banks — 1.0%
Capital One Bank USA NA, 8.80%, 7/15/19	$1,000	$1,086,524
Capital One Capital V, 10.25%, 8/15/39	1,500	1,529,844

		$2,616,368

Energy — 0.5%
Energy Transfer Partners LP, Sr. Notes, 9.70%, 3/15/19	$1,000	$1,255,841

		$1,255,841

Foods-Retail — 0.8%
Safeway, Inc., Sr. Notes, 6.25%, 3/15/14	$1,000	$1,096,765
Yum! Brands, Inc., 6.875%, 11/15/37	1,000	1,059,547

		$2,156,312

Insurance — 0.8%
MetLife, Inc., 10.75%, 8/1/39	$2,000	$2,144,850

		$2,144,850

Oil and Gas-Equipment and Services — 0.4%
Transocean, Inc., Sr. Notes, 6.00%, 3/15/18	$1,000	$1,078,211

		$1,078,211

Retail-Drug Stores — 0.4%
CVS Caremark Corp., Sr. Notes, 5.75%, 6/1/17	$1,000	$1,066,138

		$1,066,138

Tobacco — 0.5%
Altria Group, Inc., 9.95%, 11/10/38	$1,000	$1,277,709

		$1,277,709

	Principal
	Amount
Security	(000’s omitted)	Value
Utilities — 0.4%
Georgia Power Co., Sr. Notes, 5.95%, 2/1/39	$1,000	$1,089,604

		$1,089,604

Total Corporate Bonds & Notes (identified cost $13,432,473)		$14,868,198

Short-Term Investments — 3.4%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(5)	$9,107	$9,107,483

Total Short-Term Investments (identified cost $9,107,483)		$9,107,483

Total Investments — 131.5% (identified cost $311,662,324)		$349,409,902

Other Assets, Less Liabilities — (31.5)%		$(83,703,950)

Net Assets — 100.0%		$265,705,952

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2009.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $22,601,332 or 8.5% of the Fund’s net assets.

(4)		Defaulted security.

(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $22,988.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value

United States	59.2%	$206,818,301
France	8.6	30,055,283
Germany	6.1	21,133,157
Switzerland	4.0	14,008,375
Norway	3.4	12,014,885
Mexico	2.4	8,366,785
Australia	2.3	8,184,800
United Kingdom	2.2	7,707,997
Canada	1.9	6,494,048
Brazil	1.7	5,919,000
Italy	1.6	5,434,317
Israel	1.2	4,267,200
Spain	1.2	4,001,310
Poland	0.8	2,825,560
Netherlands	0.8	2,777,555
Luxembourg	0.7	2,594,819
Bermuda	0.7	2,520,650
Greece	0.7	2,507,029
Cayman Islands	0.3	1,078,211
South Africa	0.2	699,330
Iceland	0.0	1,290

Total Investments	100.0%	$349,409,902

The Fund did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$312,286,562

Gross unrealized appreciation	$54,315,067
Gross unrealized depreciation	(17,191,727)

Net unrealized appreciation	$37,123,340

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Consumer Discretionary	$24,451,400	$7,049,240		$—	$31,500,640
Consumer Staples	20,562,435	—		—	20,562,435
Energy	40,836,128	9,086,857		—	49,922,985
Financials	18,896,340	2,541,904		—	21,438,244
Health Care	13,417,650	20,094,501		—	33,512,151
Industrials	20,163,730	6,775,427		—	26,939,157
Information Technology	16,013,200	—		—	16,013,200
Materials	27,212,550	5,420,379		—	32,632,929
Telecommunication Services	9,194,900	8,338,281		—	17,533,181
Utilities	6,024,750	16,422,818		—	22,447,568

Total Common Stocks	$196,773,083	$75,729,407	*	$	$272,502,490

Preferred Stocks
Consumer Staples	$—	$1,205,969		$—	$1,205,969
Energy	2,603,000	4,612,812		—	7,215,812
Financials	18,839,856	25,670,094		—	44,509,950

Total Preferred Stocks	$21,442,856	$31,488,875		$—	$52,931,731

Corporate Bonds & Notes	$—	$14,868,198		$—	$14,868,198
Short-Term Investments	9,107,483	—		—	9,107,483

Total Investments	$227,323,422	$122,086,480		$—	$349,409,902

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009